Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2023
Entity Registrant Name	Innovator ETFs Trust
Entity Central Index Key	0001415726
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 28, 2024
Document Effective Date	Feb. 28, 2024
Prospectus Date	Feb. 28, 2024
Innovator IBD(R) 50 ETF | Innovator IBD(R) 50 ETF
Prospectus:
Trading Symbol	FFTY
Innovator IBD Breakout Opportunities ETF | Innovator IBD Breakout Opportunities ETF
Prospectus:
Trading Symbol	BOUT
Innovator Laddered Allocation Buffer ETF | Innovator Laddered Allocation Buffer ETF™
Prospectus:
Trading Symbol	BUFB
Innovator Laddered Allocation Power Buffer ETF | Innovator Laddered Allocation Power Buffer ETF
Prospectus:
Trading Symbol	BUFF
Innovator Deepwater Frontier Tech ETF | Innovator Deepwater Frontier Tech ETF
Prospectus:
Trading Symbol	LOUP
Innovator S&P Investment Grade Preferred ETF | Innovator S&P Investment Grade Preferred ETF
Prospectus:
Trading Symbol	EPRF
Innovator Gradient Tactical Rotation Strategy ETF | Innovator Gradient Tactical Rotation Strategy ETF
Prospectus:
Trading Symbol	IGTR